CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)
Inventory written down	$ 35,585,311	$ 33,883,024	$ 12,166,659
Shipping and handling expenses	191,592,000	117,492,970	53,897,805
Other comprehensive income (loss), tax	$ 0	$ 0	$ 0